Expense Example - Popular U.S. Government Money Market Fund, LLC	Oct. 28, 2026 USD ($)
Class A Withholding Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Class A Non-Withholding Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Class I Institutional Withholding Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Class I Institutional Non-Withholding Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	$ 738